PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	As of December 31,
	2023	2022
Historical Cost:
Research equipment and software	$177	$143
Leasehold improvement	229	229
Furniture and office equipment	233	236
	639	608
Accumulated Depreciation:
Research equipment and software	109	63
Leasehold improvement	181	135
Furniture and office equipment	203	189
	493	387
	$146	$221